Cover Page Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Veeva Systems Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36121
Entity Tax Identification Number	20-8235463
Entity Address, Address Line One	4280 Hacienda Drive
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	452-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock,par value $0.00001 per share
Trading Symbol	VEEV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001393052